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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM 24f2
                        Annual Notice of Securities Sold
                              Pursuant to Rule 24f2


             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.      Name and address of issuer:
        North American Fund, Inc.
        One South Street
        Baltimore, Maryland 21202


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]






3.      Investment Company Act File Number:                       8117292
        Securities Act File Number:                               3353598


4(a).   Last day of fiscal year for which this Form is filed:     March 31, 2000


4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.





4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during the fiscal year
                pursuant to section 24(f):                        $ 14,256,776





        (ii)    Aggregate price of securities redeemed or repurchased during the
                fiscal year:                                      $ 13,726,104





        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
                the Commission:                                   $ 21,856,315


        (iv)    Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                                   $  35,582,419

        (v)     Net sales if Item 5(i) is greater than Item 5(iv) [subtract Item
                5(iv) from Item 5(i):                                              $           -





        (vi)    Redemption credits available for use in future years if Item
                5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
                5(i)]:                                                             $ (21,325,643)


        (vii)   Multiplier for determining registration fee (See Instruction
                C.9):                                                          x        0.000264

        (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                                                    $0.00


6.      Prepaid Shares


If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e2 as in effect before October 11, 1997, then report the amount of securities (number
of shares or other units) deducted here:                                             ($8,089,367)


If there are a number of shares or other units that were registered pursuant to rule 24e2 remaining usnsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:                                                            $           0


7.      Interest due if this Form is being filed more than 90 days after the end
        of the issuer's fiscal year (see Instruction D):                       +   $           0

8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:                                            =   $           -

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

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Method of delivery:       [  ] Wire Transfer            [  ] Mail or other means


                                   SIGNATURES


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.





By (Signature and Title)*               /s/ Charles A. Rizzo
                                        ------------------------------------
                                        Charles A. Rizzo, Treasurer

Date:

*  Please print the name and title of the signing officer below the signature.